SEGMENT INFORMATION - Geographic information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating Segments
Profit (loss)	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Business segments
Operating Segments
Sales	25,444	189,254	518,506
Other	1,019,769	441,476	344,112
Totals	1,045,213	630,730	862,618
Profit (loss)	(6,425,604)	(5,463,872)	(8,403,826)
Business segments | Australia
Operating Segments
Sales	5,247		18,215
Other	1,019,769	441,476	344,112
Totals	1,025,016	441,476	362,327
Profit (loss)	(5,791,950)	(3,504,098)	(7,000,994)
Business segments | USA
Operating Segments
Sales	20,197	189,254	500,291
Totals	20,197	189,254	500,291
Profit (loss)	$ (633,654)	$ (1,959,774)	(1,371,001)
Business segments | Other
Operating Segments
Profit (loss)			$ (31,831)